TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	$ 20,199	$ 5,640	$ (2,339)
Domestic
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	11,319	4,533	(2,383)
Foreign
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	$ 8,880	$ 1,107	$ 44